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                                                 Filed Pursuant to Rule 497(e)
                                                 Registration File No.: 33-24245



               SUPPLEMENT DATED APRIL 1, 2002 TO THE PROSPECTUS OF
                  MORGAN STANLEY INTERMEDIATE INCOME SECURITIES
                             DATED OCTOBER 31, 2001


The second paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" is hereby replaced by the following:


    The Fund's portfolio is managed by the Taxable Fixed-Income team. Current members of the team include David S. Horowitz, a Vice President of the Investment Manager, and Scott F. Richard, a Managing Director of the Investment Manager.